Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and equipment, net

As of December 31, 2018 and 2017, respectively, property and equipment, net consisted of the following:

	December 31, 2018	December 31, 2017
Furniture and equipment	$62,541	$62,541
Accumulated depreciation	(25,016)	(12,508)

Property and equipment, net	$37,525	$50,033